Basis of preparation and accounting policies (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Alliance revenue	$ 341	[1]	$ 138	$ 627		$ 290
Percentage of sales recorded within product sales when entity acts as principal				100.00%
Borrowings	29,838			$ 29,838			$ 29,232
Going concern
Financial resources	12,600			12,600
Cash and cash equivalents	5,664	[2]	$ 4,817	5,664	[2]	$ 4,817	$ 6,166
Undrawn committed bank facilities	6,900			6,900
February 2025
Going concern
Undrawn committed bank facilities	2,000			2,000
April 2026
Going concern
Undrawn committed bank facilities	4,900			4,900
Due within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,600			$ 4,600

[1]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.
[2]	The Condensed consolidated statement of financial position as at 30 June 2023 and 30 June 2022 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2022 has been audited by PricewaterhouseCoopers LLP.